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                       SUPPLEMENT DATED NOVEMBER 1, 1999
                                       to

                       PROSPECTUS DATED OCTOBER 11, 1999
                                      for

                Flexible Premium Variable Life Insurance Policy

                                   Issued by

                     MONY Life Insurance Company of America
                        MONY America Variable Account L

EFFECTIVE NOVEMBER 1, 1999 THIS SUPPLEMENT UPDATES CERTAIN INFORMATION CONTAINED IN YOUR PROSPECTUS. PLEASE READ IT AND KEEP IT WITH YOUR PROSPECTUS FOR FUTURE REFERENCE.

 1. PAGE 21 OF THE PROSPECTUS IS AMENDED TO CHANGE THE INVESTMENT SUB-ADVISER FOR THE EQUITY PORTFOLIO TO TCW FUNDS MANAGEMENT, INC.

 2. PAGE 22 OF THE PROSPECTUS IS AMENDED TO ADD SANFORD C. BERNSTEIN & CO., INC. AS THE INVESTMENT CO-SUB-ADVISER FOR THE MANAGED PORTFOLIO.

                                                      Registration No. 333-06071